Debt and Derivative Instruments - Summary of Outstanding Fixed-Rate and Floating-Rate Debt (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 5,206,007
Contractual Weighted Average Interest Rate	3.06%
Fixed-rate debt | Excluding impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,702,658
Contractual Weighted Average Interest Rate	2.31%
Fixed-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,702,658
Contractual Weighted Average Interest Rate	2.31%
Floating-rate debt | Excluding impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,503,349
Contractual Weighted Average Interest Rate	6.88%
Hedged floating-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,088,369
Contractual Weighted Average Interest Rate	3.28%
Total fixed and hedged debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 4,791,027
Contractual Weighted Average Interest Rate	2.73%
Unhedged floating-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 414,980
Contractual Weighted Average Interest Rate	6.82%